Related Party Transactions (Details) - Schedule of Relationships With Related Parties	12 Months Ended
Mar. 31, 2024
Mr. Danny Tze Ching Wong [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company owned as to 28% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited [Member]
Related Party Transactions (Details) - Schedule of Relationships With Related Parties [Line Items]
Relationship to the Company	A company wholly owned by Mr. Danny Tze Ching Wong